Notes Receivable	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Notes Receivable
Note 7. Notes Receivable
The Company’s notes receivable consist of the following:

(in thousands)	December 31, 2025	December 31, 2024	Year of origination	Interest rate	Maturity date
Notes receivable, current
Kane Warehouse	$—	$121	2015	10.25%	2/24/2025
OYA(1)	—	7,084	2024	12.00%	12/23/2024
Total notes receivable, current	$—	$7,205
Notes receivable, noncurrent
New Market(2)	$5,008	$5,008	2019	9.00%	9/30/2022
Total notes receivable, noncurrent	$5,008	$5,008
Loan reserve(2)	(3,000)	(1,000)
Total notes receivable	$2,008	$11,213
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(1)During 2024, the Company had loaned $7.1 million to an affiliate of OYA by becoming a party to a then existing loan agreement between a subsidiary of GDEV I, an affiliate of the Company, and the OYA affiliate. Following OYA’s Chapter 11 of the United States Bankruptcy Code filing on November 6, 2024, the loan was extinguished and replaced with an allowed bankruptcy claim pursuant to a plan approved on April 22, 2025, which was subsequently contributed to GDEV OYA Lender LLC and reclassified to Investments, at fair value reported on the Consolidated Balance Sheets. Refer to Note 5. Variable Interest Entities for further details.
(2)As of December 31, 2025, New Market loan has not been repaid. During the year ended December 31, 2023, the Company had recorded a reserve representing an allowance for credit losses for this note in the amount of $1.0 million. The Company recorded an additional reserve representing an allowance for credit losses for the estimated uncollectible portion in the amount of $2.0 million for the year ended December 31, 2025.
The notes receivable are reported within Other current assets and Other noncurrent assets on the Consolidated Balance Sheets. Notes receivable are recorded at amortized cost and exclude interest receivable. As of December 31, 2025, interest receivable of nil and $1.9 million was recorded within Other current assets and Other noncurrent assets, respectively, on the Consolidated Balance Sheets. As of December 31, 2024, interest receivable of $0.3 million and $1.9 million was recorded within Other current assets and Other noncurrent assets, respectively, on the Consolidated Balance Sheets.